Current and deferred taxes - Components (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current and deferred taxes
Current income tax expense		€ (4)	€ (3)
Deferred tax income			622
Income tax (expense)/income		€ (4)	€ 619
Domestic tax rate	25.00%	25.00%	25.00%